UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/4/2006
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $178,211 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                         Title       CUSIP      Value      Shares     Invsmnt   Discret  Other      Voting Authority
                                     Of Class                (x1000)                 Sole     Shared   Mgrs      Sole  Shared  None

ABB LTD                            SPONSORED ADR 000375204    4,554     362,874                               362,874
AMBAC Fin'l Grp                         COM      023139108    3,233      40,616                                40,616
Analog Devices Inc                      COM      032654105    1,915      50,000                                50,000
Berkshire Hathaway Inc. CL B           CL B      084670207    1,669         554                                   554
Blackrock Inc-Cl A                     CL A      09247X101    3,905      27,895                                27,895
Blackrock Limited Term Duration In    COM SHS    09249W101      320      17,425                                17,425
Bright Horizons Family Solutions        COM      109195107    2,944      76,001                                76,001
Burlington Resources Inc                COM      122014103    3,570      38,844                                38,844
Checkfree Corporation NEW               COM      162813109    3,969      78,600                                78,600
Chicago Mercantile Exchange            CL A      167760107    4,897      10,942                                10,942
Clarcor Inc                             COM      179895107    1,902      53,425                                53,425
Courier Corp                            COM      222660102      708      15,974                                15,974
Covance Inc                             COM      222816100    3,927      66,837                                66,837
Eaton Vance MA Municipal Income     SH BEN INT   27826E104      196      12,855                                12,855
Eaton Vance Float Rate Inc Trust        COM      278279104      867      47,953                                47,953
Eaton Vance Limited Term Duration       COM      27828H105      286      16,575                                16,575
Eaton Vance Senior Floating Rate F      COM      27828Q105      490      26,900                                26,900
Ebay, Inc                               COM      278642103    2,857      73,246                                73,246
Encana Corp                             COM      292505104    4,942     105,760                               105,760
Expeditors Intl Wash Inc                COM      302130109    2,661      30,804                                30,804
Exxon Mobil Corp                        COM      30231G102    4,045      66,468                                66,468
FLIR Systems Inc                        COM      302445101    1,841      64,798                                64,798
Forward Air Corporation                 COM      349853101    1,874      50,260                                50,260
Gabelli Dividend & Inc Trust            COM      36242H104      399      21,675                                21,675
Garmin Ltd                              ORD      G37260109    4,270      53,763                                53,763
General Electric Co                     COM      369604103    1,169      33,617                                33,617
Gilead Sciences Inc                     COM      375558103    4,171      67,030                                67,030
Google Inc - CL A                      CL A      38259P508    7,165      18,371                                18,371
HDFC Bank Ltd                     ADR REPS 3 SHS 40415F101    3,588      65,833                                65,833
Harris Corp DEL                         COM      413875105    3,667      77,540                                77,540
Hologic Inc                             COM      436440101    4,181      75,535                                75,535
ITT Industries Inc                      COM      450911102    3,756      66,813                                66,813
Imperial Oil LTD                      COM NEW    453038408    4,606      42,827                                42,827
Internap Network Svcs Corp              COM      45885A102       19      20,000                                20,000
Intuitive Surgical Inc                COM NEW    46120E602    4,393      37,232                                37,232
Intl. Emerging Mkt. I-Share       MSCI EMERG MKT 464287234   11,324     114,382                               114,382
I-Shares GS Top Corp Bonds ETF     GS CORP BD FD 464287242      393       3,728                                 3,728
Ishares MSCI EAFE Index Fund       MSCI EAFE IDX 464287465    3,992      61,490                                61,490
Kinder Morgan Inc                       COM      49455P101    3,746      40,723                                40,723
Monster Worldwide                       COM      611742107    1,584      31,770                                31,770
Moodys Corp                             COM      615369105    3,205      44,845                                44,845
Nortel Networks Corp                    COM      656568102       36      11,888                                11,888
Novartis AG                        SPONSORED ADR 66987V109    3,940      71,060                                71,060
Oil Service Holders Trust         DEPOSITRY RCPT 678002106    1,424       9,700                                 9,700
Optionsxpress Holdings Inc.             COM      684010101    4,203     144,542                               144,542
Paychex Inc                             COM      704326107    2,101      50,435                                50,435
PepsiCo Inc                             COM      713448108    2,835      49,054                                49,054
PIMCO Floating Rate Inc Fund            COM      72201H108      243      12,475                                12,475
PIMCO Floating Rate Strat Fund          COM      72201J104      711      37,367                                37,367
PowerShares ETF Trust              DYN OIL SVCS  73935X625    6,033     300,885                               300,885
Procter & Gamble Co                     COM      742718109      542       9,411                                 9,411
Respironics Inc                         COM      761230101    2,076      53,355                                53,355
Stericycle Inc                          COM      858912108    2,061      30,479                                30,479
StreetTracks Gold Tr                  GLD SHS    863307104    2,578      44,374                                44,374
Tata Motors Ltd.                   SPONSORED ADR 876568502    4,809     230,778                               230,778
Teva Pharmaceutical Industry-ADR        ADR      881624209    3,790      92,034                                92,034
Texas Instruments Inc                   COM      882508104    3,812     117,399                               117,399
Tiffany & Co. NEW                       COM      886547108    1,691      45,040                                45,040
United Parcel Cl B                     CL B      911312106    1,829      23,042                                23,042
UnitedHealth Group Inc.                 COM      91324P102    3,712      66,456                                66,456
Van Kampen Sr Inc Trust                 COM      920961109      224      27,500                                27,500
Verizon Communications                  COM      92343V104      401      11,771                                11,771
Walgreen Co                             COM      931422109      295       6,838                                 6,838
Whole Foods Market Inc                  COM      966837106    2,648      39,851                                39,851
Wrigley Wm Jr                           COM      982526105    3,019      47,175                                47,175

                                                            178,211   3,745,688                             3,745,688